Asset held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Statement of Profit or Loss Statement

The reconciliation of statement of profit or loss statement of Fintur is listed below (The financial statements are presented in USD);

1 January - 30 September 2016
Revenue	617,214
Cost of sales	(369,104)

Gross profit	248,110

Selling and marketing expenses	(69,983)
General and administrative expenses	(69,818)
Other operating (expenses), net	(31,258)

Operating profit	77,051

Finance (expense)/income, net	(61,203)

Profit before income tax	15,848

Total income tax	(30,947)

(Loss)/profit for period	(15,099)

Attributable to:
-owners of the parent	(28,695)
-non-controlling interests	13,596

(Loss)/profit for period	(15,099)